13. PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and accrued income [abstract]
Schedule of prepaid expenses
	2020	2019
Costs incurred on the performance of a contract (IFRS 15) (i)	255,407	1,016,337
Advertising and publicity	20,928	55,695
Insurance	46,357	25,807
Bank guarantee	24,956	31,297
Other	110,868	124,944
Total	458,516	1,254,080
Current	330,131	670,344
Non-current	128,385	583,736

(i) Represented by commission costs incurred in the compliance with agreements. The movements in the year are as follows:

Schedule of incurred costs

Balance at January 1, 2019	862,584
Incurred costs	510,874
Allocation to profit or loss	(357,121)
Balance at December 31, 2019	1,016,337
Incurred costs	838,247
Allocation to profit or loss	(789,087)
Transfer to held-for-sale assets	(810,090)
Balance at December 31, 2020	255,407